UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06379

Nuveen Insured Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 2.6% (1.7% of Total Investments)
$ 10,500	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series	1/17 at 100.00	AA+	$ 9,726,780
	2007A, 4.500%, 1/01/43 – BHAC Insured
2,500	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002B, 5.125%,	8/12 at 100.00	AAA	2,620,300
	2/01/42 (Pre-refunded 8/01/12) – FGIC Insured
	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D:
425	5.000%, 2/01/38 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	444,168
14,800	5.000%, 2/01/42 (Pre-refunded 8/01/12) – FGIC Insured	8/12 at 100.00	AAA	15,493,528
10,195	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A, 5.375%, 2/01/27 –	10/11 at 100.00	Caa3	7,074,412
	FGIC Insured
38,420	Total Alabama			35,359,188
	Arizona – 2.1% (1.4% of Total Investments)
	Arizona State University, Certificates of Participation, Resh Infrastructure Projects,
	Series 2005A:
2,000	5.000%, 9/01/25 – AMBAC Insured	3/15 at 100.00	AA–	2,051,040
2,000	5.000%, 9/01/27 – AMBAC Insured	3/15 at 100.00	AA–	2,041,680
1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	Aa3	1,020,460
3,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B,	4/20 at 100.00	AA+	3,083,760
	5.000%, 10/01/29 – AGC Insured
1,000	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AA+ (4)	1,125,860
	Series 2004A, 5.000%, 7/01/22 (Pre-refunded 7/01/14) – AGM Insured
5,200	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032, 15.030%,	7/17 at 100.00	AA+	4,196,192
	7/01/26 – AGM Insured (IF)
1,150	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AA+	1,194,540
	Series 2004, 5.000%, 7/01/27 – NPFG Insured
13,490	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	14,029,870
	2005, 4.750%, 7/01/25 – NPFG Insured
28,840	Total Arizona			28,743,402
	Arkansas – 0.2% (0.1% of Total Investments)
2,660	Arkansas State University, Student Fee Revenue Bonds, Beebe Campus, Series 2006, 5.000%,	9/15 at 100.00	A1	2,689,765
	9/01/35 – AMBAC Insured
	California – 23.1% (15.4% of Total Investments)
5,600	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	A–	3,374,896
	2004A, 0.000%, 10/01/20 – AMBAC Insured
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
30,000	5.375%, 5/01/17 (Pre-refunded 5/01/12) – SYNCORA GTY Insured	5/12 at 101.00	Aaa	31,458,900
20,000	5.375%, 5/01/18 (Pre-refunded 5/01/12) – AMBAC Insured	5/12 at 101.00	Aaa	20,972,600
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
30	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	34,437
25	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	28,698
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
3,670	5.000%, 12/01/24 – NPFG Insured (UB)	12/14 at 100.00	AAA	4,006,392
2,795	5.000%, 12/01/27 – NPFG Insured (UB)	12/14 at 100.00	AAA	2,995,877
10,150	California State, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	A1	10,169,387
3,500	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A1	3,588,620
	Bonds, Series 2005A, 5.000%, 8/01/26 – FGIC Insured
20,000	Cucamonga County Water District, San Bernardino County, California, Certificates of	9/11 at 101.00	AA–	19,889,400
	Participation, Water Shares Purchase, Series 2001, 5.125%, 9/01/35 – FGIC Insured
5,750	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/15 at 100.00	AAA	6,019,158
	System Subordinated Revenue Bonds, Series 2005A, 5.000%, 6/01/27 – NPFG Insured
10,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	9,145,300
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/38 – FGIC Insured
1,520	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds,	3/16 at 100.00	A–	1,278,670
	Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured
5,600	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AA+	2,714,264
	11/01/24 – AGM Insured
5,000	Long Beach Bond Financing Authority, California, Lease Revenue Refunding Bonds, Long Beach	11/11 at 101.00	BBB	4,730,200
	Aquarium of the South Pacific, Series 2001, 5.250%, 11/01/30 – AMBAC Insured
2,740	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 –	8/16 at 102.00	AA	2,919,470
	FGIC Insured (Alternative Minimum Tax)
20,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AA+	21,219,200
	5.000%, 7/01/21 – AGM Insured
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	3,158,760
	5.000%, 7/01/24 – FGIC Insured
5,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA+	3,377,660
	AGC Insured
5,515	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 – FGIC Insured	11/12 at 100.00	A	5,547,097
	(Alternative Minimum Tax)
690	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 (Pre-refunded	11/12 at 100.00	A (4)	730,979
	11/01/12) – FGIC Insured
	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project,
	Series 2001:
15,000	5.200%, 6/15/30 – AMBAC Insured	12/11 at 101.00	N/R	13,328,250
5,000	5.125%, 6/15/33 – AMBAC Insured	12/11 at 101.00	N/R	4,270,250
2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	BBB	1,763,612
	5.000%, 6/01/30 – FGIC Insured
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	7/13 at 100.00	AA+	6,078,120
	Series 2003, 5.000%, 7/01/26 – AGM Insured
2,970	Riverside Community College District, California, General Obligation Bonds, Series 2005,	8/15 at 100.00	AA+	3,211,164
	5.000%, 8/01/22 – AGM Insured
2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/15 at 100.00	AA	2,668,575
	2005B, 4.750%, 12/01/21 – FGIC Insured
3,025	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	11/11 at 100.00	A+	3,025,605
	International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/26 – NPFG Insured
	(Alternative Minimum Tax)
1,220	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding	7/15 at 100.00	AA+	1,331,874
	Series 2005A, 5.000%, 7/01/22 – NPFG Insured
3,030	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	10/11 at 100.00	AA+	3,030,364
	2001, 5.125%, 7/01/36 – AMBAC Insured
2,105	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A,	6/17 at 100.00	AA+	1,849,074
	3.000%, 6/15/27 – AGM Insured
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	AAA	50,277,156
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
31,615	5.250%, 1/15/30 – NPFG Insured	1/12 at 100.00	Baa1	24,697,322
21,500	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	Baa1	3,584,265
21,255	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	15,430,280
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
11,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	Baa1	12,285,450
	Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured
6,785	Santa Clara Valley Water District, California, Water Revenue Bonds, Series 2006A, 3.750%,	6/16 at 100.00	AA+	6,663,141
	6/01/25 – AGM Insured
5,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	A+	4,910,500
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured
367,760	Total California			315,764,967
	Colorado – 3.3% (2.2% of Total Investments)
1,080	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	936,446
	SYNCORA GTY Insured
1,900	Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open Space, Series 2005B, 5.250%,	11/15 at 100.00	AA+	2,039,783
	11/01/24 – AGM Insured
1,000	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	AA–	1,032,380
	6/15/25 – NPFG Insured
4,950	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (4)	5,430,497
	Senior Lien Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
1,740	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation	12/14 at 100.00	Aa1	1,805,807
	Bonds, Series 2005B, 5.000%, 12/15/28 – AGM Insured
35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	Baa1	16,728,676
	9/01/23 – NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	Baa1	3,357,400
	NPFG Insured
4,520	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AA+ (4)	5,177,434
	12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)
4,335	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA+	4,432,104
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
2,500	Summit County School District RE-1, Summit, Colorado, General Obligation Bonds, Series 2004B,	12/14 at 100.00	Aa2	2,647,275
	5.000%, 12/01/24 – FGIC Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	1,038,240
	FGIC Insured
69,020	Total Colorado			44,626,042
	Connecticut – 0.2% (0.2% of Total Investments)
3,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	3,354,943
	Series 2010G, 5.000%, 7/01/39
	District of Columbia – 1.0% (0.6% of Total Investments)
	District of Columbia Water and Sewerage Authority, Subordinate Lien Public Utility Revenue
	Bonds, Series 2003:
5,000	5.125%, 10/01/24 – FGIC Insured	10/13 at 100.00	AA–	5,270,200
5,000	5.125%, 10/01/25 – FGIC Insured	10/13 at 100.00	AA–	5,236,800
2,670	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue	10/16 at 100.00	AA+	2,675,046
	Bonds, Series 2007, Residual 1606, 11.736%, 10/01/30 – AMBAC Insured (IF)
12,670	Total District of Columbia			13,182,046
	Florida – 25.0% (16.6% of Total Investments)
1,250	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/24 – AMBAC Insured	9/15 at 100.00	A1	1,294,525
975	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing	12/11 at 100.00	Aaa	975,761
	Revenue Refunding Bonds, Pompano Oaks Apartments, Series 1997, 6.000%, 12/01/27 (Alternative
	Minimum Tax)
3,820	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.250%,	7/13 at 100.00	Aa3	4,053,287
	7/01/19 – NPFG Insured
2,150	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	A+	2,229,894
	AMBAC Insured
4,500	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2003, 5.000%, 10/01/24 –	10/13 at 100.00	AA	4,706,190
	NPFG Insured
	Clay County, Florida, Uiltity System Revenue Bonds, Series 2007:
5,110	5.000%, 11/01/27 – SYNCORA GTY Insured (UB)	11/17 at 100.00	AAA	5,294,113
12,585	5.000%, 11/01/32 – SYNCORA GTY Insured (UB)	11/17 at 100.00	AAA	12,803,727
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Saxon
	Manor Isles Project, Series 1998B:
1,260	5.350%, 9/01/18 – AGM Insured (Alternative Minimum Tax)	9/11 at 100.00	AAA	1,261,247
1,000	5.400%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	9/11 at 100.00	AAA	1,000,660
	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding
	Bonds, Saxon Manor Isles Project, Series 1998A, Subseries 1:
1,040	5.350%, 9/01/18 – AGM Insured (Alternative Minimum Tax)	9/11 at 100.00	AAA	1,041,030
1,400	5.400%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	9/11 at 100.00	AAA	1,400,924
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AA–	1,559,835
	NPFG Insured
3,000	Collier County, Florida, Gas Tax Revenue Bonds, Series 2005, 5.000%, 6/01/22 – AMBAC Insured	6/15 at 100.00	A1	3,125,370
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta
	Pointe Apartments Project, Series 1997A:
1,230	5.650%, 9/01/17 – AGM Insured (Alternative Minimum Tax)	9/11 at 100.00	AAA	1,231,673
1,890	5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	9/11 at 100.00	AAA	1,890,794
1,100	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 5.750%, 10/01/15 –	10/11 at 100.00	A2	1,104,741
	NPFG Insured
	Davie, Florida, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 2003:
910	5.250%, 10/01/17 – AMBAC Insured	10/13 at 100.00	N/R	981,626
475	5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	N/R	502,693
	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003:
1,250	5.250%, 10/01/22 – NPFG Insured	10/13 at 100.00	A1	1,286,200
1,095	5.000%, 10/01/23 – NPFG Insured	10/13 at 100.00	A1	1,124,050
1,225	5.000%, 10/01/24 – NPFG Insured	10/13 at 100.00	A1	1,253,506
1,555	DeSoto County, Florida, Capital Improvement Revenue Bonds, Series 2002, 5.250%, 10/01/20	4/12 at 101.00	A1 (4)	1,623,420
	(Pre-refunded 4/01/12) – NPFG Insured
2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	2/15 at 100.00	Baa1	2,571,775
	2/01/22 – NPFG Insured
2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue	8/15 at 100.00	AA+	2,532,100
	Program, Series 2005A, 5.000%, 8/01/30 – AGM Insured
1,200	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	1,215,912
	NPFG Insured
3,945	Florida Governmental Utility Authority, Utility System Revenue Bonds, Citrus Project, Series	10/13 at 100.00	N/R (4)	4,339,342
	2003, 5.000%, 10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
1,000	Florida Governmental Utility Authority, Utility System Revenue Bonds, Golden Gate Project,	1/12 at 100.00	N/R	907,900
	Series 1999, 5.000%, 7/01/29 – AMBAC Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,825	5.375%, 11/01/25 – NPFG Insured	11/11 at 100.00	A–	1,829,015
1,840	5.375%, 11/01/30 – NPFG Insured	11/11 at 100.00	A–	1,842,447
1,000	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18 – NPFG Insured	11/11 at 101.00	A–	1,015,080
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,	10/13 at 100.00	AA+	2,143,680
	Series 2003A, 5.000%, 10/01/17 – AGM Insured
5,200	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-1-2001, Series 1985E,	12/11 at 101.00	BBB	5,246,800
	4.750%, 12/01/20 (Mandatory put 12/01/11) – FGIC Insured
1,500	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 7-3-2000, Series 1985E,	12/11 at 100.00	N/R	1,508,175
	5.750%, 12/01/20 (Mandatory put 12/01/19) – FGIC Insured
1,915	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 –	6/18 at 100.00	AA+	1,937,137
	AGM Insured
2,500	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	Aaa	3,104,875
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – NPFG Insured
1,000	Hillsborough County School Board, Florida, Certificates of Participation, Master Lease	7/15 at 100.00	Aa2	1,028,440
	Program, Series 2005A, 5.000%, 7/01/26 – NPFG Insured
6,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	Aa2	6,057,180
	7/01/29 – NPFG Insured
2,000	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AA	2,114,220
	5/01/23 – AMBAC Insured
1,000	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	1,039,500
	10/01/25 – FGIC Insured
2,595	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%,	7/15 at 100.00	A+	2,685,877
	7/01/22 – NPFG Insured
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
1,645	5.000%, 5/01/25 – NPFG Insured	5/15 at 102.00	Baa1	1,568,508
1,830	5.000%, 5/01/27 – NPFG Insured	5/15 at 102.00	Baa1	1,705,926
4,425	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds,	11/12 at 100.00	Aa2	4,459,205
	Mayo Clinic, Series 2001C, 5.500%, 11/15/36 – NPFG Insured
1,480	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	A1	1,581,114
	10/01/20 – NPFG Insured
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Crossover Refunding Series 2007B,	10/14 at 100.00	Aa2	1,553,235
	5.000%, 10/01/24 – NPFG Insured
1,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/14 –	10/13 at 100.00	Aa2	1,081,450
	FGIC Insured
1,450	Jupiter, Florida, Water Revenue Bonds, Series 2003, 5.000%, 10/01/22 – AMBAC Insured	10/13 at 100.00	AA+	1,539,117
	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
1,730	5.000%, 10/01/18 – AMBAC Insured	10/12 at 100.00	N/R	1,759,912
2,000	5.000%, 10/01/19 – AMBAC Insured	10/12 at 100.00	N/R	2,027,800
1,230	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 –	10/14 at 100.00	A2	1,274,219
	FGIC Insured
1,505	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 –	10/14 at 100.00	A–	1,556,275
	AMBAC Insured
1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	921,240
	NPFG Insured
3,000	Leesburg, Florida, Utility Revenue Bonds, Series 2007, 5.000%, 10/01/37 – NPFG Insured	10/17 at 100.00	Aa3	2,975,970
2,000	Manatee County, Florida, Public Utilities Revenue Bonds, Series 2003, 5.125%, 10/01/20 –	10/13 at 100.00	Aa2	2,146,540
	NPFG Insured
	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003:
1,350	5.250%, 10/01/17 – NPFG Insured	10/13 at 100.00	Aa3	1,471,433
1,000	5.250%, 10/01/18 – NPFG Insured	10/13 at 100.00	Aa3	1,075,920
2,000	5.000%, 10/01/27 – NPFG Insured	10/13 at 100.00	Aa3	2,027,160
2,200	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002A,	10/12 at 100.00	AA+	2,063,710
	5.125%, 10/01/35 – AGM Insured (Alternative Minimum Tax)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
5,615	5.750%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	5,781,878
35,920	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	34,995,778
12,930	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	12/15 at 100.00	Aa3	12,411,766
	2005A, 5.000%, 6/01/32 – NPFG Insured
5,320	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	Aa3	5,319,096
	2005B, 5.000%, 6/01/25 – NPFG Insured
18,000	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 1997A, 0.000%,	10/11 at 59.36	A2	10,096,920
	10/01/21 – NPFG Insured
3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA+	3,014,700
	7/01/35 – AGM Insured
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B,	No Opt. Call	AA+	2,324,260
	5.250%, 10/01/22 – AGM Insured
	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and
	Improvement Development Unit 9B, Series 2005:
1,290	5.000%, 8/01/23 – NPFG Insured	8/15 at 102.00	Baa1	1,313,955
2,145	5.000%, 8/01/29 – NPFG Insured	8/15 at 102.00	Baa1	2,136,163
2,000	Okaloosa County, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 7/01/36 –	7/16 at 100.00	AA+	2,019,460
	AGM Insured
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	8/17 at 100.00	AA–	1,028,440
	8/01/27 – FGIC Insured
3,180	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/19 – FGIC Insured	1/13 at 100.00	AA	3,337,887
2,500	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	A+	2,506,025
	SYNCORA GTY Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,500	5.000%, 4/01/21 – NPFG Insured	4/14 at 100.00	Aa3	2,596,250
7,820	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	Aa3	8,044,512
1,750	Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay Utility Corporation, Series 2003,	10/13 at 100.00	Aa3	1,797,898
	5.000%, 10/01/20 – NPFG Insured
1,065	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	7/12 at 100.00	AA+	1,071,198
	Westlake Apartments Phase II, Series 2002, 5.150%, 7/01/22 – AGM Insured (Alternative
	Minimum Tax)
2,150	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AA–	2,201,127
	8/01/24 – FGIC Insured
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA–	3,075,780
	8/01/27 – NPFG Insured
8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%,	No Opt. Call	AA	7,511,760
	10/01/14 – AMBAC Insured
	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003:
1,000	5.250%, 10/01/19 – NPFG Insured	10/13 at 100.00	Aa3	1,071,040
500	5.250%, 10/01/20 – NPFG Insured	10/13 at 100.00	Aa3	535,520
500	5.250%, 10/01/21 – NPFG Insured	10/13 at 100.00	Aa3	535,275
3,000	Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2006 Refunding, 5.000%,	4/16 at 100.00	AA+	3,034,020
	10/01/36 – AGM Insured
	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003:
2,225	5.000%, 8/15/18 – AGM Insured	8/13 at 100.00	Aa3	2,309,127
1,300	5.000%, 8/15/21 – AGM Insured	8/13 at 100.00	Aa3	1,329,536
1,170	Polk County, Florida, Utility System Revenue Bonds, Series 2004A, 5.000%, 10/01/24 –	10/14 at 100.00	Aa3	1,202,713
	FGIC Insured
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	Baa1	859,290
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002:
1,190	5.250%, 5/01/15 (Pre-refunded 5/01/12) – NPFG Insured	5/12 at 100.00	Aa3 (4)	1,235,339
1,980	5.250%, 5/01/17 (Pre-refunded 5/01/12) – NPFG Insured	5/12 at 100.00	Aa3 (4)	2,055,438
	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
8,500	5.000%, 9/01/35 – AGC Insured	9/18 at 100.00	AA+	8,608,375
5,450	5.250%, 9/01/35 – AGC Insured	9/18 at 100.00	AA+	5,580,855
10,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2001, 0.000%, 9/01/29	9/11 at 34.97	AA– (4)	3,496,000
	(Pre-refunded 9/01/11) – NPFG Insured
1,830	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2003, 5.000%, 9/01/21	9/13 at 100.00	BBB (4)	2,006,467
	(Pre-refunded 9/01/13) – NPFG Insured
1,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2004, 5.000%, 9/01/21 –	9/14 at 100.00	Aa3	1,046,570
	NPFG Insured
1,895	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	6/15 at 100.00	Aa3	1,960,017
	Bonds, Series 2005B, 5.000%, 6/01/25 – AMBAC Insured
	Sebring, Florida, Water and Wastewater Revenue Refunding Bonds, Series 2002:
1,360	5.250%, 1/01/17 – FGIC Insured	1/13 at 100.00	BBB	1,432,869
770	5.250%, 1/01/18 – FGIC Insured	1/13 at 100.00	BBB	806,567
500	5.250%, 1/01/20 – FGIC Insured	1/13 at 100.00	BBB	523,745
5,740	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Baa1 (4)	6,903,441
	1992, 6.000%, 10/01/19 – NPFG Insured (ETM)
3,530	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Baa1	3,924,936
	1992, 6.000%, 10/01/19 – NPFG Insured
4,260	St. Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AA+	4,353,251
	Series 2004A, 5.000%, 7/01/24 – AGM Insured
	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
5,000	5.500%, 10/01/15 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	5,560,800
1,200	5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	N/R (4)	1,474,524
	St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional Sports Facility, Series 2003:
1,475	5.125%, 10/01/20 – AGM Insured	10/13 at 100.00	Aa3	1,586,363
1,555	5.125%, 10/01/21 – AGM Insured	10/13 at 100.00	Aa3	1,672,403
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – NPFG Insured	10/15 at 100.00	AA	2,559,800
1,245	Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/22 (Pre-refunded 4/01/12) –	4/12 at 100.00	A+ (4)	1,285,512
	FGIC Insured
400	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	AA+	410,496
1,500	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	10/11 at 100.00	Aaa	1,521,060
	Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)
10,335	Tampa, Florida, Revenue Bonds, University of Tampa, Series 2006, 5.000%, 4/01/35 – CIFG Insured	4/16 at 100.00	N/R	9,444,330
1,390	Venice, Florida, General Obligation Bonds, Series 2004, 5.000%, 2/01/24 – AMBAC Insured	2/14 at 100.00	Aa2	1,430,852
4,275	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa3	4,360,372
	8/01/24 – AGM Insured
2,000	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 – AGM Insured	10/14 at 100.00	AA+	2,083,620
12,000	Volusia County, Florida, School Board Certificates of Participation, Master Lease Program	8/17 at 100.00	Aa3	11,838,720
	Series 2007, 5.000%, 8/01/32 – AGM Insured
1,785	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%, 12/01/24 –	12/14 at 100.00	Aa3	1,840,174
	AGM Insured
350,730	Total Florida			342,117,725
	Georgia – 1.9% (1.3% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AA+	1,043,470
	AGM Insured
10,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA+	10,274,100
	AGM Insured
2,825	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	AA	2,847,346
	4.000%, 8/01/26
1,520	College Park Business and Industrial Development Authority, Georgia, Revenue Bonds, Public	9/14 at 102.00	AA–	1,657,894
	Safety Project, Series 2004, 5.250%, 9/01/23 – NPFG Insured
	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science
	Building, Series 2004:
1,695	5.250%, 5/01/19 – NPFG Insured	5/14 at 100.00	Aa3	1,841,973
1,135	5.250%, 5/01/20 – NPFG Insured	5/14 at 100.00	Aa3	1,233,416
4,500	5.000%, 5/01/36 – NPFG Insured	5/14 at 100.00	Aa3	4,503,645
660	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health	10/11 at 100.00	A–	661,894
	Systems, Series 1996, 5.250%, 8/01/13 – NPFG Insured
2,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	7/19 at 100.00	Aa3	2,254,185
	Hospital System Inc. Project, Series 2007C, 5.500%, 7/01/39 – AGM Insured
25,585	Total Georgia			26,317,923
	Idaho – 0.2% (0.1% of Total Investments)
5	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1994B-1, 6.750%, 7/01/22	No Opt. Call	Aaa	5,239
5	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1994B-2, 6.900%, 7/01/26	No Opt. Call	Aaa	5,083
	(Alternative Minimum Tax)
100	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1995B, 6.600%, 7/01/27	1/12 at 100.00	Aaa	100,541
	(Alternative Minimum Tax)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa2	1,065,510
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa2	1,124,885
2,175	Total Idaho			2,301,258
	Illinois – 6.9% (4.6% of Total Investments)
1,050	Bedford Park, Illinois, General Obligation Bonds, Series 2004A, 5.250%, 12/15/20 – AGM Insured	12/14 at 100.00	AA+	1,154,759
7,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	No Opt. Call	AA+	7,130,830
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
7,200	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	7,497,576
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
7,025	De Witt, Ford, Livingston, Logan, Mc Lean and Tazewell Community College District 540,	12/17 at 100.00	Aa2	5,766,963
	Illinois, General Obligation Bonds, Series 2007, 3.000%, 12/01/26 – AGM Insured
10,330	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.500%,	11/11 at 100.00	Baa1	10,334,235
	5/15/21 – NPFG Insured
3,295	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	12/11 at 100.00	Baa1	3,295,494
	5.800%, 6/01/30 – NPFG Insured
6,720	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 –	8/21 at 100.00	AA+	6,921,533
	AGM Insured
22,610	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.125%, 2/01/27 –	2/12 at 100.00	A+	22,636,228
	FGIC Insured
20,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	2,351,200
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured
20,045	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	4,513,934
	Project, Series 2002A, 0.000%, 12/15/35 – NPFG Insured
5,920	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	4,567,162
	Project, Series 2010B-1, 13.657%, 6/15/42 (IF), (5)
	Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
4,260	5.000%, 12/01/22 – FGIC Insured	12/14 at 100.00	Aaa	4,612,941
2,365	5.000%, 12/01/23 – FGIC Insured	12/14 at 100.00	Aaa	2,555,075
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2,	No Opt. Call	A+	1,712,840
	Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General
	Obligation Bonds, Series 2011:
930	7.000%, 12/01/21 – AGM Insured	12/20 at 100.00	AA+	1,105,928
1,035	7.000%, 12/01/22 – AGM Insured	12/20 at 100.00	AA+	1,197,919
1,155	7.000%, 12/01/23 – AGM Insured	12/20 at 100.00	AA+	1,323,919
1,065	7.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA+	1,202,353
2,085	7.250%, 12/01/29 – AGM Insured	12/20 at 100.00	AA+	2,352,234
2,295	7.250%, 12/01/30 – AGM Insured	12/20 at 100.00	AA+	2,575,220
130,385	Total Illinois			94,808,343
	Indiana – 4.6% (3.1% of Total Investments)
2,030	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	7/13 at 100.00	AA+ (4)	2,207,584
	Bonds, Series 2003, 5.000%, 7/15/20 (Pre-refunded 7/15/13) – FGIC Insured
5,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	4,949,100
	5.000%, 12/01/37
8,000	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	7,956,320
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank Bonds, Indiana, PILOT Infrastructure Project	No Opt. Call	AA+	5,084,000
	Revenue Bonds, Series 2010F, 5.000%, 1/01/35 – AGM Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 –	No Opt. Call	AA	8,640,400
	AMBAC Insured
9,615	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA+	10,070,463
	5.500%, 1/01/38 – AGC Insured
3,250	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	3,400,995
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – NPFG Insured
1,340	Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana, First Mortgage Bonds,	1/14 at 100.00	AA+ (4)	1,486,958
	Series 2004, 5.000%, 1/15/25 (Pre-refunded 1/15/14) – AGM Insured
5,000	Noblesville Redevelopment Authority, Indiana, Economic Development Lease Rental Bonds, Exit 10	7/13 at 100.00	AA–	5,052,400
	Project, Series 2003, 5.000%, 1/15/28 – AMBAC Insured
10,000	Purdue University, Indiana, Student Fee Bonds, Series 2002O, 5.000%, 7/01/19 (Pre-refunded	1/12 at 100.00	Aaa	10,205,300
	1/01/12) – NPFG Insured
3,705	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage	7/13 at 100.00	Aa3 (4)	4,042,081
	Bonds, Series 2003, 5.000%, 7/15/16 (Pre-refunded 7/15/13) – AGM Insured
72,940	Total Indiana			63,095,601
	Kansas – 0.7% (0.4% of Total Investments)
2,055	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/23 – AGM Insured	9/14 at 101.00	AA+	2,187,301
	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006:
2,145	5.000%, 9/01/27 – AGM Insured	9/14 at 100.00	Aa3	2,194,464
4,835	5.000%, 9/01/29 – AGM Insured	9/14 at 100.00	Aa3	4,914,246
9,035	Total Kansas			9,296,011
	Kentucky – 3.0% (2.0% of Total Investments)
3,870	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds,	6/14 at 100.00	Aa3	4,180,955
	Series 2004, 5.000%, 6/01/20 – NPFG Insured
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding
	Series 2009:
3,860	5.250%, 2/01/20 – AGC Insured	2/19 at 100.00	AA+	4,429,736
10,000	5.250%, 2/01/24 – AGC Insured	2/19 at 100.00	AA+	10,988,500
7,500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/16 at 100.00	AA+	7,863,300
	Series 2006B, 5.000%, 7/01/25 – AMBAC Insured
12,980	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	11/11 at 101.00	AA–	13,242,715
	System Revenue Bonds, Series 2001A, 5.500%, 5/15/34 – NPFG Insured
38,210	Total Kentucky			40,705,206
	Louisiana – 4.6% (3.1% of Total Investments)
5,000	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc.	9/11 at 100.00	BBB	5,001,350
	Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured
3,025	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 –	11/14 at 100.00	A+	3,293,318
	NPFG Insured
4,525	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	Baa1	4,695,185
	2004, 5.250%, 7/01/24 – NPFG Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,400	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	Aa1	2,514,168
4,415	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	Aa1	4,610,320
5,000	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	Aa1	5,201,650
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
3,300	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AA+	3,262,116
35,725	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	34,279,924
38	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-1, 15.955%,	5/16 at 100.00	Aa1	32,131
	5/01/34 – FGIC Insured (IF)
63,428	Total Louisiana			62,890,162
	Maine – 0.2% (0.2% of Total Investments)
3,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2003B, 5.000%,	7/13 at 100.00	Aaa	3,237,750
	7/01/28 (Pre-refunded 7/01/13) – AGM Insured
	Maryland – 0.3% (0.2% of Total Investments)
5,345	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	4,721,666
	9/01/28 – SYNCORA GTY Insured
	Massachusetts – 5.2% (3.5% of Total Investments)
4,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA	4,664,115
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
22,500	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/12 at 101.00	A (4)	23,188,050
	Series 2002A, 5.375%, 1/01/42 (Pre-refunded 1/01/12) – AMBAC Insured
5,330	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University,	12/19 at 100.00	AAA	6,358,690
	Tender Option Bond Trust 2010-20W, 13.598%, 12/15/34 (IF), (5)
11,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	11,924,880
	5.000%, 8/15/23 – AGM Insured (UB)
15,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (4)	16,626,750
	1/01/23 (Pre-refunded 1/01/14) – FGIC Insured
7,255	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	6,885,358
	8/01/46 – AGM Insured (UB), (5)
1,500	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds,	11/14 at 100.00	A+ (4)	1,729,395
	Series 2004-1, 5.375%, 11/01/20 (Pre-refunded 11/01/14) – AMBAC Insured
67,085	Total Massachusetts			71,377,238
	Michigan – 2.2% (1.5% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AA+	5,801,942
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
6,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured	10/11 at 100.00	Baa1	5,860,020
7,420	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	10/11 at 100.00	A+	7,166,830
	7/01/27 – NPFG Insured
1,085	Grand Rapids Community College, Kent County, Michigan, General Obligation Refunding Bonds,	5/13 at 100.00	Aa1	1,157,890
	Series 2003, 5.250%, 5/01/20 – AMBAC Insured
10,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	BBB+	10,014,000
	Metropolitan Wayne County Airport, Series 2001A, 5.250%, 12/01/25 – NPFG Insured
29,995	Total Michigan			30,000,682
	Minnesota – 2.1% (1.4% of Total Investments)
5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds,S Fairview Health Services, Series	11/18 at 100.00	AA+	5,454,850
	2008B, 6.500%, 11/15/38 – AGC Insured
5,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AAA	6,020,200
	5.000%, 8/01/18
4,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA+	4,501,640
	2009A, 5.000%, 1/01/15 – AGC Insured
12,895	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds,	12/11 at 102.00	N/R (4)	13,466,249
	Marian Center Project, Series 2001A, 6.450%, 6/20/43 (Pre-refunded 12/20/11)
26,895	Total Minnesota			29,442,939
	Montana – 0.2% (0.1% of Total Investments)
3,000	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated	1/21 at 100.00	AA+	3,184,650
	Group, Series 2011A, 5.750%, 1/01/31 – AGM Insured
	Nebraska – 2.4% (1.6% of Total Investments)
27,125	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 – FGIC	9/17 at 100.00	AA	26,293,348
	Insured (UB)
5,000	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds,	4/19 at 100.00	AA+	5,246,150
	Series 2009A, 5.375%, 4/01/39 – BHAC Insured
1,000	Nebraska Public Power District, General Revenue Bonds, Series 2005A, 5.000%, 1/01/25 –	1/15 at 100.00	AA+	1,051,950
	AGM Insured
33,125	Total Nebraska			32,591,448
	Nevada – 7.1% (4.7% of Total Investments)
3,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	No Opt. Call	AA+	3,126,330
	AGM Insured
8,475	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AA+	8,521,867
	Series 2002, 5.000%, 6/01/32 – NPFG Insured
3,630	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AA+ (4)	3,860,215
	Series 2002, 5.000%, 6/01/32 (Pre-refunded 12/01/12) – NPFG Insured
16,840	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA+	16,958,890
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
7,370	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	Aa3	7,475,391
	7/01/25 – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
15,000	5.625%, 1/01/34 – AMBAC Insured (6)	1/12 at 100.00	N/R	3,600,450
11,400	5.375%, 1/01/40 – AMBAC Insured (6)	1/12 at 100.00	N/R	2,735,658
14,985	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 – FGIC Insured	6/12 at 100.00	A	14,385,450
25,300	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 (Pre-refunded	6/12 at 100.00	A3 (4)	26,392,707
	6/01/12) – FGIC Insured
10,000	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	N/R (4)	10,413,500
	Corridor Project, Series 2002, 5.125%, 6/01/27 (Pre-refunded 6/01/12) – AMBAC Insured
116,000	Total Nevada			97,470,458
	New Jersey – 4.2% (2.8% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
2,000	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	Aa2	2,131,480
2,250	5.125%, 10/01/22 – NPFG Insured	10/14 at 100.00	Aa2	2,382,503
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
3,850	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	4,024,790
3,850	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	4,006,272
26,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA+	29,245,580
	AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
8,250	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	8,790,128
2,000	5.000%, 1/01/23 – AGM Insured	7/13 at 100.00	AA+	2,080,560
3,320	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/21 – AGM Insured	1/15 at 100.00	AA+	3,512,726
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	Aa2	1,582,620
	Series 2005, 5.250%, 1/01/26 – AGM Insured
52,850	Total New Jersey			57,756,659
	New Mexico – 1.3% (0.9% of Total Investments)
3,660	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2005,	6/15 at 100.00	Aa3	3,816,538
	5.000%, 6/15/25 – NPFG Insured
13,600	University of New Mexico, System Improvement Subordinated Lien Revenue Bonds, Series 2007A,	6/17 at 100.00	AA+	13,899,472
	5.000%, 6/01/36 – AGM Insured
17,260	Total New Mexico			17,716,010
	New York – 7.8% (5.2% of Total Investments)
1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	2,000,677
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
7,225	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	7,549,908
	University, Series 2010A, 5.000%, 7/01/35
3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	3,601,266
	2005F, 5.000%, 3/15/24 – AMBAC Insured
3,820	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,243,027
	2/15/47 – NPFG Insured
12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A–	13,131,375
	5.000%, 12/01/25 – FGIC Insured
6,900	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A–	6,541,545
	5/01/33 – NPFG Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,500	5.000%, 7/01/21 – FGIC Insured	7/12 at 100.00	AA–	1,547,955
5,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	5,086,650
3,025	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	3,186,505
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40
2,615	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA+	2,902,912
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/21 –	9/15 at 100.00	AA	5,496,150
	AMBAC Insured
10,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 –	4/15 at 100.00	AA	10,424,600
	FGIC Insured
5,000	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/26 –	1/15 at 100.00	A+	5,189,900
	AMBAC Insured
14,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	14,449,260
	AGM Insured
2,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	2,127,960
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 – AMBAC Insured
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
	Series 2004A-1:
1,000	5.000%, 3/15/23 – FGIC Insured	3/14 at 100.00	AAA	1,075,070
5,000	5.000%, 3/15/25 – FGIC Insured	3/14 at 100.00	AAA	5,303,400
3,650	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	3,895,682
	5.000%, 3/15/25 – AGM Insured (UB)
10,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	Aa3	10,073,400
	Refunding Bonds, Series 2002E, 5.000%, 11/15/32 – NPFG Insured
103,450	Total New York			106,827,242
	North Carolina – 1.3% (0.8% of Total Investments)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,115	5.000%, 5/01/22 – FGIC Insured	5/14 at 100.00	AA–	2,271,256
2,575	5.000%, 5/01/26 – FGIC Insured	5/14 at 100.00	AA–	2,634,972
5,250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AA+	5,555,025
	1/01/16 – AGM Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A:
3,205	5.000%, 5/01/23 – AMBAC Insured	5/15 at 100.00	Aa3	3,365,603
3,295	5.000%, 5/01/24 – AMBAC Insured	5/15 at 100.00	Aa3	3,439,618
16,440	Total North Carolina			17,266,474
	North Dakota – 0.5% (0.3% of Total Investments)
	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus Project, Series 2005A:
2,195	5.000%, 12/15/22 – NPFG Insured	12/15 at 100.00	Aa3	2,367,593
1,355	5.000%, 12/15/23 – NPFG Insured	12/15 at 100.00	Aa3	1,448,305
3,000	5.000%, 12/15/24 – NPFG Insured	12/15 at 100.00	Aa3	3,177,930
6,550	Total North Dakota			6,993,828
	Ohio – 3.9% (2.6% of Total Investments)
2,650	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24 –	6/14 at 100.00	A+	2,775,690
	FGIC Insured
2,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+ (4)	2,303,220
	5.250%, 12/01/25 (Pre-refunded 12/01/14) – AGM Insured
2,385	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%,	6/14 at 100.00	BBB+	2,457,456
	12/01/22 – AMBAC Insured
2,205	Hamilton City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 –	6/15 at 100.00	Baa1	2,282,638
	NPFG Insured
19,595	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 4.250%, 12/01/32 –	12/16 at 100.00	A1	17,859,275
	AMBAC Insured
20,100	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/11 at 100.00	AA–	20,108,643
	5.375%, 11/15/39 – AMBAC Insured
3,000	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	Aa2 (4)	3,321,000
	5.000%, 12/01/28 (Pre-refunded 12/01/13) – AGM Insured
2,000	University of Akron, Ohio, General Receipts Bonds, Federally Taxable Build America Bonds,	1/20 at 100.00	AA+	2,078,620
	Series 2010B, 5.000%, 1/01/29 – AGM Insured
53,935	Total Ohio			53,186,542
	Oklahoma – 2.4% (1.6% of Total Investments)
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	3,762,885
	7/01/24 – AMBAC Insured
	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Series 2010:
1,000	5.375%, 7/01/40	No Opt. Call	AAA	1,086,470
1,500	5.000%, 7/01/40	7/21 at 100.00	AAA	1,574,760
1,355	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	1,361,612
	Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)
21,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	19,411,560
	1/01/47 – FGIC Insured
4,880	University of Oklahoma, Student Housing Revenue Bonds, Series 2004, 5.000%, 7/01/22 –	7/14 at 100.00	Aa3	5,058,559
	AMBAC Insured
33,235	Total Oklahoma			32,255,846
	Oregon – 0.5% (0.3% of Total Investments)
2,535	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AA+	2,639,670
	5.000%, 5/01/25 – AGM Insured
4,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A,	4/21 at 100.00	AAA	4,416,120
	5.250%, 4/01/31
6,535	Total Oregon			7,055,790
	Pennsylvania – 5.1% (3.4% of Total Investments)
2,165	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2010,	No Opt. Call	AA+	2,189,833
	5.000%, 6/01/40 – AGM Insured
7,925	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA+	8,293,196
	5.000%, 6/01/26 – AGM Insured (UB)
5,250	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA+	5,280,240
	5.000%, 1/01/40 – AGM Insured
1,565	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,611,715
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	A	1,827,864
	2005A, 5.000%, 5/01/28 – NPFG Insured
	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of
	Philadelphia, Series 2006B:
5,000	4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA+	4,897,050
6,740	4.500%, 6/01/32 – AGM Insured (UB)	12/16 at 100.00	AA+	6,601,223
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	2,744,595
	AMBAC Insured
10,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA+	9,991,800
7,055	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/20 at 100.00	AA+	7,050,132
	Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGC Insured
5,180	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA+	5,310,225
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
6,335	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	8/15 at 100.00	Aa2	6,568,065
	Series 2005B, 5.000%, 2/15/30 – AGM Insured
3,285	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005:
	5.000%, 1/15/22 – AGM Insured	1/16 at 100.00	AA+	3,517,939
3,450	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005:
	5.000%, 1/15/23 – AGM Insured (UB)	1/16 at 100.00	AA+	3,672,698
68,375	Total Pennsylvania			69,556,575
	Puerto Rico – 0.8% (0.6% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30	7/15 at 100.00	AAA	2,912,525
	(Pre-refunded 7/01/15) – SYNCORA GTY Insured
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%,	7/13 at 100.00	A3	2,068,980
	7/01/19 – FGIC Insured
1,550	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	A3	1,635,917
36,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	4,848,120
	8/01/42 – NPFG Insured
42,050	Total Puerto Rico			11,465,542
	Rhode Island – 0.3% (0.2% of Total Investments)
2,195	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	1/12 at 100.00	Baa1	2,199,061
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%,
	7/01/25 – NPFG Insured
1,405	Rhode Island Health & Educational Building Corporation, Higher Education Auxiliary Enterprise	9/14 at 100.00	A1	1,494,147
	Revenue Bonds, Series 2004A, 5.500%, 9/15/24 – AMBAC Insured
3,600	Total Rhode Island			3,693,208
	South Carolina – 5.6% (3.8% of Total Investments)
14,650	Anderson County School District 5, South Carolina, General Obligation Bonds, Series 2008,	No Opt. Call	AA+	15,685,169
	Trust 1181, 9.878%, 8/01/15 – AGM Insured (IF)
10,000	Beaufort County, South Carolina, Tax Increment Bonds, New River Redevelopment Project, Series	12/12 at 100.00	A+	10,085,000
	2002, 5.000%, 6/01/27 – NPFG Insured
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
2,000	5.250%, 8/15/22 – NPFG Insured	8/14 at 100.00	Baa1	2,125,840
2,605	5.250%, 8/15/23 – NPFG Insured	8/14 at 100.00	Baa1	2,747,702
2,385	5.250%, 8/15/25 – NPFG Insured	8/14 at 100.00	Baa1	2,467,116
5,880	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988, 0.000%,	No Opt. Call	N/R	5,484,452
	1/01/13 – AMBAC Insured
2,500	Saint Peters Parish/Jasper County Public Facilities Corporation, South Carolina, Installment	4/21 at 100.00	AA+	2,444,400
	Purchase Revenue Bonds, County Office Building Projects, Series 2011A, 5.250%, 4/01/44 –
	AGC Insured
8,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	A	8,264,640
	Electric and Gas Company, Series 2002A, 5.200%, 11/01/27 – AMBAC Insured
10,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	A	9,829,900
	Electric and Gas Company, Series 2002B, 5.450%, 11/01/32 – AMBAC Insured (Alternative
	Minimum Tax)
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA+	1,307,025
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
17,500	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	16,805,075
	10/01/34 – SYNCORA GTY Insured
76,770	Total South Carolina			77,246,319
	Texas – 6.5% (4.3% of Total Investments)
4,405	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA+	4,509,751
	AGM Insured
421	Capital Area Housing Finance Corporation, Texas, FNMA Backed Single Family Mortgage Revenue	4/12 at 106.00	Aaa	447,717
	Refunding Bonds, Series 2002A-2, 6.300%, 4/01/35 – AMBAC Insured (Alternative Minimum Tax)
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2000A, 6.125%,	11/11 at 100.00	A+	12,511,625
	11/01/35 – NPFG Insured (Alternative Minimum Tax)
25,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	Baa1	20,829,000
	2001B, 5.250%, 11/15/40 – NPFG Insured
4,671	Houston Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Multifamily Housing	9/11 at 105.00	Aaa	4,800,480
	Revenue Bonds, RRG Apartments Project, Series 2001, 6.350%, 3/20/42
	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
4,000	5.250%, 5/15/24 – FGIC Insured	5/14 at 100.00	AA	4,340,120
5,000	5.250%, 5/15/25 – NPFG Insured	5/14 at 100.00	AA	5,410,800
17,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/11 at 100.00	A2	16,653,700
	Project, Series 2001B, 5.250%, 9/01/33 – AMBAC Insured
225	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	1/12 at 100.00	AA+	225,077
	AGM Insured (Alternative Minimum Tax)
2,960	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A,	10/11 at 100.00	A1	2,968,199
	5.000%, 5/15/21 – NPFG Insured
	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds,
	Series 2001B:
3,205	5.500%, 10/01/18 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	AAA	3,220,160
3,375	5.500%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)	10/11 at 100.00	AAA	3,398,558
7,550	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA	8/16 at 100.00	Baa1	7,540,487
	Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 – NPFG Insured
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	11/11 at 100.00	AA–	1,860,093
	Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured
92,653	Total Texas			88,715,767
	Utah – 1.3% (0.9% of Total Investments)
2,000	Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003, 5.000%, 7/01/28 (Pre-refunded	7/13 at 100.00	AA– (4)	2,174,160
	7/01/13) – FGIC Insured
15,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/32 – AGM	6/18 at 100.00	AAA	15,686,850
	Insured (UB)
17,000	Total Utah			17,861,010
	Virginia – 1.2% (0.8% of Total Investments)
1,035	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety	6/14 at 100.00	AA+	1,144,151
	Facilities, Series 2003A, 5.250%, 12/15/20 – AGM Insured
4,840	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AA–	4,920,973
	5.500%, 10/01/19 – NPFG Insured (Alternative Minimum Tax)
1,000	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA+	1,003,170
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 – AGM Insured
10,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.375%,	1/12 at 100.00	AAA	10,005,700
	7/01/36 – NPFG Insured (UB)
16,875	Total Virginia			17,073,994
	Washington – 4.5% (3.0% of Total Investments)
2,500	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AA–	2,552,275
	Development, Series 2005A, 5.000%, 1/01/29 – FGIC Insured
3,500	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+	3,751,300
	5.000%, 10/01/24 – FGIC Insured
7,500	King County, Washington, General Obligation Sewer Bonds, Series 2009, Trust 1W, 9.537%,	1/19 at 100.00	AA+	8,294,550
	1/01/39 – AGC Insured (IF), (5)
17,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	17,343,909
4,345	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.461%,	7/17 at 100.00	AA+	4,629,032
	7/01/32 – AGM Insured (IF)
4,250	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	No Opt. Call	Aaa	5,268,044
	Series 1989, 6.650%, 1/01/16 – FGIC Insured (ETM)
	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2006:
3,890	5.000%, 12/01/24 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,111,535
4,085	5.000%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,294,437
4,290	5.000%, 12/01/26 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,491,028
5,945	Washington State, General Obligation Bonds, Series 2006, Trust 1212, 13.506%, 7/01/14 – AGM	No Opt. Call	AA+	6,738,121
	Insured (IF)
57,305	Total Washington			61,474,231
	West Virginia – 0.7% (0.5% of Total Investments)
10,000	West Virginia Economic Development Authority, State Lottery Revenue Bonds, Series 2010A,	6/20 at 100.00	AAA	10,081,500
	5.000%, 6/15/40
	Wisconsin – 2.2% (1.5% of Total Investments)
15,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	8/11 at 100.00	Baa1	14,999,549
	Series 1997, 5.750%, 2/15/27 – NPFG Insured
290	Wisconsin State, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 – FGIC Insured	5/14 at 100.00	AA	321,160
2,600	Wisconsin State, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 (Pre-refunded	5/14 at 100.00	Aa2 (4)	2,928,743
	5/01/14) – FGIC Insured
10,945	Wisconsin State, General Obligation Bonds, Series 2004-4, 5.000%, 5/01/20 – NPFG Insured	5/14 at 100.00	AA	12,034,683
28,835	Total Wisconsin			30,284,135
$ 2,203,271	Total Long-Term Investments (cost $2,017,885,846) – 149.2%			2,043,790,085
	Short-Term Investments – 0.8% (0.5% of Investments)
	Missouri – 0.6% (0.4% of Total Investments)
$ 8,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Variable Rate	No Opt. Call	A–1	8,000,000
	Demand Obligations Tender Option Bond Trust DCL-017, 2.660%, 7/01/22 (7)
	North Carolina – 0.2% (0.1% of Total Investments)
2,500	Sampson County, North Carolina, Certificates of Participation, Series 2006, Variable Rate	No Opt. Call	A–1	2,500,000
	Demand Obligations Series 112, 0.140%, 6/01/34 (7)
$ 10,500	Total Short-Term Investments (cost $10,500,000)			10,500,000
	Total Investments (cost $2,028,385,846) – 150.0%			2,054,290,085
	Floating Rate Obligations – (8.3)%			(114,193,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.7)% (8)			(667,200,000)
	Other Assets Less Liabilities – 7.0%			96,844,056
	Net Assets Applicable to Common Shares – 100%			$ 1,369,740,808

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$2,043,790,085	$ —	$2,043,790,085
Short-Term Investments	—	10,500,000	—	10,500,000
Total	$ —	$2,054,290,085	$ —	$2,054,290,085

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $1,919,745,141.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 81,960,112
Depreciation	(61,606,042)
Net unrealized appreciation (depreciation) of investments	$ 20,354,070

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured Municipal Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011